General and Administrative	12 Months Ended
Dec. 31, 2024
General and Administrative Expense [Abstract]
General and Administrative
Note 10 - General and Administrative

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Salaries, fees and related expenses	1,085	2,545	3,435
Professional services	1,115	2,139	2,596
Share-based compensation	216	1,084	2,763
Fees to directors	284	258	231
Directors' and Officers' Insurance	538	648	1,084
Lease and maintenance	50	81	24
Other expenses	124	323	1,423

	3,412	7,078	11,556